Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration of Risks [Abstract]
Schedule of Consolidated Financial Statements	The exchange rates used to translate amounts in RMB into US$ for the purposes of preparing the consolidated financial statements are as follows:
	As of December 31,
	2022	2023
Balance sheet items, except for equity accounts	6.9646	7.0827

	Years ended December 31,
	2022	2023
Items in the statements of operations and comprehensive loss	6.7261	7.0464